Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 237,299	$ 192,541
Short term investments - available for sale	81,667	68,046
Accounts receivable, net	340,540	416,229
Unbilled revenue	226,152	192,687
Other receivables	35,800	32,044
Prepayments and other current assets	37,760	35,170
Income taxes receivable	22,988	21,241
Total current assets	982,206	957,958
Other Assets:
Property, plant and equipment, net	148,644	148,967
Goodwill	617,813	616,088
Non-current other assets	14,400	13,831
Non-current income taxes receivable	9,975	12,698
Non-current deferred tax asset	29,929	19,691
Intangible assets	52,248	56,610
Total Assets	1,855,215	1,825,843
Current Liabilities:
Accounts payable	13,591	8,696
Payments on account	266,704	272,757
Other liabilities	213,611	190,727
Income taxes payable	21,638	22,226
Total current liabilities	515,544	494,406
Other Liabilities:
Non-current bank credit lines and loan facilities	348,604	348,511
Non-current other liabilities	24,821	23,752
Non-current government grants	890	887
Non-current income taxes payable	16,457	8,482
Non-current deferred tax liability	4,390	4,631
Commitments and contingencies
Total Liabilities	910,706	880,669
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 53,775,703 shares issued and outstanding at March 31, 2017 and 54,530,843 shares issued and outstanding at December 31, 2016	4,644	4,692
Additional paid-in capital	449,678	438,126
Other undenominated capital	887	809
Accumulated other comprehensive income	(80,152)	(86,300)
Retained earnings	569,452	587,847
Total Shareholders' Equity	944,509	945,174
Total Liabilities and Shareholders' Equity	$ 1,855,215	$ 1,825,843